Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Risk Management
Borrowings-current portion	$ 99,307	$ 104,908
Borrowings-non-current portion	986,451	1,180,635
Lease liabilities-current portion	10,342	332
Lease liabilities-non-current portion	45,556	112
Derivative financial instruments-current liability	5,184	8,185
Derivative financial instruments-non-current liability	4,061	12,152
Total indebtedness	1,150,901	1,306,324
Total assets	$ 2,131,733	$ 2,333,048
Total indebtedness/total assets	54.00%	56.00%